Property and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE – 9 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	March 31, 2026	March 31, 2025
At cost:
Right-of-use assets	$1,117,118	$580,401
Equipment	1,415,816	1,221,925
Renovation	336,031	-
Computer equipment	125,737	157,754
Furniture, fixtures and fittings	25,693	9,199
Motor vehicles	-	7,179
	3,020,395	1,976,458
Less: accumulated depreciation	(1,265,503)	(1,102,196)

Property and equipment, net	$1,754,892	$874,262

Property and equipment under finance leasing arrangements classified under equipment as of March 31, 2026 and March 31, 2025 amounted to $489,951 and $622,075, respectively. Details of such leased assets are disclosed in Note 10.

Right-of-use assets under operating leasing arrangements as of March 31, 2026 and March 31, 2025 amounted to $912,855 and $126,372 respectively. Details of such leased assets are disclosed in Note 10.

Depreciation expense for the year ended March 31, 2026, 2025 and 2024 were included in cost of revenue and general and administrative expenses as below:-

	Year ended March 31,
	2026	2025	2024

Cost of revenue:
Depreciation on equipment under finance lease	$284,364	$255,189	$139,020
General and administrative expenses
Depreciation on rights of use assets under operating lease	305,111	156,432	140,239
Depreciation on other assets	133,376	63,839	31,125
	$722,851	$475,460	$310,384